Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000154799 | 00191K765 | AQR Equity Market Neutral Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000154799 | 00191K500 | AQR Long-Short Equity Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000154799 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000154799 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000154799 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154799 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154799 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154799 | 912797NP8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000133465 | 00191K765 | AQR Equity Market Neutral Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133465 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000133465 | 912797LN5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133465 | 912797NW3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000133465 | 72201F490 | PIMCO Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000133465 | 90213U230 | Holbrook Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000133465 | 00777X579 | Regan Total Return Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000133465 | 89834G679 | RiverPark Strategic Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133465 | 90214Q626 | Holbrook Structured Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000133465 | 00770X758 | Medalist Partners MBS Total Return Fund Insitutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226669 | 00191K765 | AQR Equity Market Neutral Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000226669 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000226669 | 912797NP8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000226669 | 72201F490 | PIMCO Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000226669 | 90214Q626 | Holbrook Structured Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000226669 | 72387P544 | Pioneer Securitized Income Fund Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000226669 | 31846V567 | First American Government Obligations Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.20%